Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc. 375 Park Avenue New York, New York 10152

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) and Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Argentic Real Estate Finance LLC, Rialto Capital Management, LLC, Rialto Real Estate Fund III – Debt, LP, Rialto Mortgage Finance, LLC, Barclays Capital Real Estate Inc., Barclays Capital Inc., UBS AG, UBS Securities LLC, Drexel Hamilton, LLC and Academy Securities, Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Wells Fargo Commercial Mortgage Trust 2019-C50, Commercial Mortgage Pass-Through Certificates, Series 2019-C50.

The Company is responsible for the information provided to us, including the information set forth in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 18, 2019, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing (i) 16 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 19 mortgaged properties (the “WFB Loans”), (ii) 6 mortgage loans contributed by Argentic Real Estate Finance LLC (“AREF”) that are secured by 6 mortgaged properties (the “AREF Loans”), (iii) 9 mortgage loans contributed by Rialto Real Estate Fund III – Debt, LP (“Rialto”) that are secured by 12 mortgaged properties (the “Rialto Loans”), (iv) 11 mortgage loans contributed by Rialto Mortgage Finance, LLC (“RMF”) that are secured by 14 mortgaged properties (the “RMF Loans”), (v) 8 mortgage loans contributed by Barclays Capital Real Estate Inc. (“Barclays”) that are secured by 32 mortgaged properties (the “Barclays Loans”) and (vi) 14 mortgage loans contributed by UBS AG (“UBS”) that are secured by 263 mortgaged properties (the “UBS Loans”). Together, WFB, AREF, Rialto, RMF, Barclays and UBS are referred to herein as the “Mortgage Loan Sellers” and the WFB Loans, AREF Loans, Rialto Loans, RMF Loans, Barclays Loans and UBS Loans are collectively referred to herein as the “Mortgage Loans.”

From February 21, 2019 through April 17, 2019, representatives of each of the Mortgage Loan Sellers provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to their respective Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the calculations on Appendix A or those identified as “None”) set forth on the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 18, 2019

Appendix A

Number	Characteristic on Data File	Source Document
1	Mortgage Loan Originator	Mortgage/Deed of Trust/Loan Agreement
2	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
3	Multiple Property Indicator	Mortgage/Deed of Trust/Loan Agreement
4	Property Name	None - Mortgage Loan Seller Provided
5	Property Address	Appraisal Report/Engineering Report/Insurance Confirmation/Title Policy/USPS.com
6	Property City	Appraisal Report/Engineering Report/Insurance Confirmation
7	Property State	Appraisal Report/Engineering Report
8	Property Zip Code	Appraisal Report/Engineering Report/USPS.com
9	County	Appraisal Report/Engineering Report/USPS.com
10	Year Built	Appraisal Report/Engineering Report
11	Year Renovated	Appraisal Report/Engineering Report/Capital Expenditure Schedule
12	Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	No. of Units	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File/Property Survey
15	Unit of Measure	Appraisal Report/Borrower Rent Roll/UW Rent Roll/Electronic Underwriting File
16	Occupancy %	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/ Electronic Underwriting File/ Borrower Financial Certificate[1]
17	Occupancy % Source Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/ Electronic Underwriting File/Borrower Financial Certificate[1]
18	Acreage	Appraisal Report/Zoning Report
19	Borrower Name	Note/Mortgage/Loan Agreement
20	Note Date	Note/Mortgage/Loan Agreement
21	First Payment Date	Note/Mortgage/Loan Agreement/Draft Loan Agreement[2]
22	Maturity Date or Anticipated Repayment Date	Note/Mortgage/Loan Agreement/Draft Loan Agreement[2]
23	Payment Due Date	Note/Mortgage/Loan Agreement
24	Monthly Debt Service Amount	Calculation –see procedure below
25	Specific Payment Schedule (Y/N)	Note/Mortgage/Loan Agreement
26	Mortgage Rate	Note/Mortgage/Loan Agreement
27	Interest Accrual Basis	Note/Mortgage/Loan Agreement
28	Interest Accrual Basis During IO Period	Note/Mortgage/Loan Agreement
29	Original Balance	Note/Mortgage/Loan Agreement/Note Splitter/Draft Note[2]

1 With respect to each Mortgage Loan identified on the Data File as having one tenant and where the related Mortgage Loan Seller did not provide us with the Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Borrower Financial Certificate for the related mortgaged property or mortgaged properties, we were instructed by the related Mortgage Loan Seller to compare the Occupancy % Source Date (as set forth on the Data File) to May 1, 2019 and to assume that such tenant is solely occupying such mortgaged property as of the Occupancy % Source Date.

2 At the request of representatives of the respective Mortgage Loan Seller, for any Mortgage Loan with more than one mortgaged property where the Original Balance of the respective mortgaged properties were not stated on the related Note/Mortgage/Loan Agreement/Note Splitter, as applicable, we compared the Original Balance of each such mortgaged property to the Property Level Original Balance (as recalculated herein). With respect to the Mortgage Loan identified on the Data File as “InnVite Hospitality Portfolio,” we were instructed by representatives of the related Mortgage Loan Seller to compare the First Payment Date and Maturity Date or Anticipated Repayment Date to the Draft Loan Agreement. With respect to the Mortgage Loans identified on the Data File as “Great Wolf Lodge Southern California,” “The Block Northway,” and “Heartland Dental Medical Office,” we were instructed by representatives of the related Mortgage Loan Seller to compare the Original Balance to the Draft Note.

Appendix A

Number	Characteristic on Data File	Source Document
30	Cut-Off Date Balance - Loan Level	Calculation –see procedure below
31	Cut-Off Date Balance - Property Level	Calculation –see procedure below
32	Cut-Off Date Balance Per Unit/SF	Calculation –see procedure below
33	Balloon Payment	Calculation –see procedure below
34	Prepayment Restriction Code	Note/Mortgage/Loan Agreement
35	Early Defeasance Loan (Y/N)	Note/Mortgage/Loan Agreement
36	Yield Maintenance Calculation Method	Note/Mortgage/Loan Agreement
37	Portion of Loan Prepaid with Different Prepayment Condition	Note/Mortgage/Loan Agreement
38	Amortization Term (Original)	Calculation –see procedure below
39	Amortization Term (Remaining)	Calculation –see procedure below
40	Loan Term (Original)	Calculation –see procedure below
41	Loan Term (Remaining)	Calculation –see procedure below
42	IO Period	Note/Mortgage/Loan Agreement
43	Seasoning	Calculation –see procedure below
44	Loan Amortization Type	Note/Mortgage/Loan Agreement
45	ARD Loan (Y/N)	Note/Mortgage/Loan Agreement
46	ARD Mortgage Rate After ARD	Note/Mortgage/Loan Agreement
47	Hyper-Amortization Commencement Date	Note/Mortgage/Loan Agreement
48	ARD Loan Maturity Date	Note/Mortgage/Loan Agreement
49	Grace Period Default (days)	Note/Mortgage/Loan Agreement
50	Grace Period Late (days)	Note/Mortgage/Loan Agreement
51	USPAP Appraisal (Y/N)	Appraisal Report
52	As-Is Appraised Value	Appraisal Report
53	As-Is Appraisal Valuation Date	Appraisal Report
54	Stabilized Appraised Value	Appraisal Report
55	Stabilized Appraisal Valuation Date	Appraisal Report
56	Original LTV	Calculation –see procedure below
57	Cut-Off Date LTV Ratio	Calculation –see procedure below
58	LTV Ratio at Maturity or ARD	Calculation –see procedure below
59	UW NOI DSCR	Calculation –see procedure below
60	UW NCF DSCR	Calculation –see procedure below
61	Cut-Off Date UW NOI Debt Yield	Calculation –see procedure below
62	Cut-Off Date UW NCF Debt Yield	Calculation –see procedure below
63	UW Occupancy %	Electronic Underwriting File
64	UW Revenues	Electronic Underwriting File
65	UW Expenses	Electronic Underwriting File
66	UW NOI	Electronic Underwriting File

Appendix A

Number	Characteristic on Data File	Source Document
67	UW Replacement	Electronic Underwriting File
68	UW TI/LC	Electronic Underwriting File
69	UW NCF	Electronic Underwriting File
70	UW Management Fee %	Electronic Underwriting File
71	UW FF&E	Electronic Underwriting File
72	UW FF&E Reserves %	Electronic Underwriting File
73	UW Hotel ADR	Electronic Underwriting File
74	UW Hotel RevPAR	Electronic Underwriting File
75	Most Recent Period Description	Electronic Underwriting File/Ground Lease Abstract
76	Most Recent Revenues	Electronic Underwriting File/Ground Lease Abstract
77	Most Recent Expenses	Electronic Underwriting File/Ground Lease Abstract
78	Most Recent NOI	Electronic Underwriting File/Ground Lease Abstract
79	Most Recent CapEx	Electronic Underwriting File/Ground Lease Abstract
80	Most Recent NCF	Electronic Underwriting File/Ground Lease Abstract
81	Most Recent Hotel ADR	Electronic Underwriting File/Ground Lease Abstract
82	Most Recent Hotel RevPAR	Electronic Underwriting File/Ground Lease Abstract
83	Second Most Recent Period Description	Electronic Underwriting File/Ground Lease Abstract
84	Second Most Recent Revenues	Electronic Underwriting File/Ground Lease Abstract
85	Second Most Recent Expenses	Electronic Underwriting File/Ground Lease Abstract
86	Second Most Recent NOI	Electronic Underwriting File/Ground Lease Abstract
87	Second Most Recent CapEx	Electronic Underwriting File/Ground Lease Abstract
88	Second Most Recent NCF	Electronic Underwriting File/Ground Lease Abstract
89	Second Most Recent Hotel ADR	Electronic Underwriting File/Ground Lease Abstract
90	Second Most Recent Hotel RevPAR	Electronic Underwriting File/Ground Lease Abstract
91	Third Most Recent Period Description	Electronic Underwriting File/Ground Lease Abstract
92	Third Most Recent Revenues	Electronic Underwriting File/Ground Lease Abstract
93	Third Most Recent Expenses	Electronic Underwriting File/Ground Lease Abstract
94	Third Most Recent NOI	Electronic Underwriting File/Ground Lease Abstract
95	Third Most Recent CapEx	Electronic Underwriting File/Ground Lease Abstract
96	Third Most Recent NCF	Electronic Underwriting File/Ground Lease Abstract
97	Third Most Recent Hotel ADR	Electronic Underwriting File/Ground Lease Abstract
98	Third Most Recent Hotel RevPAR	Electronic Underwriting File/Ground Lease Abstract
99	Assumption Frequency	Note/Mortgage/Loan Agreement
100	Assumption Fee	Note/Mortgage/Loan Agreement
101	Loan Cross Portfolio Name	Note/Mortgage/Loan Agreement
102	Portfolio Cross Release Conditions	Note/Mortgage/Loan Agreement
103	Free Release (Y/N)	Note/Mortgage/Loan Agreement
104	Free Release Description	Note/Mortgage/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
105	Value of Free Release Parcel included in Appraisal	Appraisal Report
106	Partial Release and/or Partial Defeasance	Note/Mortgage/Loan Agreement
107	Partial Release or Defeasance Description	Note/Mortgage/Loan Agreement
108	Substitution (Y/N)	Note/Mortgage/Loan Agreement
109	Substitution Description	Note/Mortgage/Loan Agreement
110	Lien Position	Title Policy
111	Title Vesting (Fee/Leasehold/Both)	Title Policy/Assignment of Mortgage
112	Ground Lease Subordinate (Y/N/Silent)	Ground Lease/Ground Lease Abstract
113	Ground Lease Initial Expiration Date	Ground Lease/Ground Lease Abstract
114	Annual Ground Rent Payment	Ground Lease/Ground Lease Abstract
115	Annual Ground Rent Increases	Ground Lease/Ground Lease Abstract
116	Extension Options Description	Ground Lease/Ground Lease Abstract
117	Ground Lease Expiration Date with Extension Options	Ground Lease/Ground Lease Abstract
118	Notice and Cure Rights (Y/N)	Ground Lease/Ground Lease Abstract
119	TIC (Y/N)	Tenants in Common Agreement/Loan Agreement
120	Max Number of TICs	Tenants in Common Agreement/Loan Agreement
121	Single Purpose Borrower (Y/N)	Note/Mortgage/Loan Agreement
122	Borrower Non-Consolidation Opinion (Y/N)	Attorney Opinion Letter
123	Independent Director (Y/N)	Note/Mortgage/Loan Agreement
124	DST (Y/N)	Note/Mortgage/Loan Agreement
125	IDOT (Y/N)	Mortgage
126	Type of Lockbox	Loan Agreement/Cash Management Agreement/Lockbox Agreement
127	Lockbox Trigger Event	Loan Agreement/Cash Management Agreement/Lockbox Agreement
128	Property Manager	Management Agreement/Loan Agreement
129	Fraud Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
130	Environmental Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
131	Engineering Escrow/Deferred Maintenance	Note/Mortgage/Closing Statement/Loan Agreement
132	Engineering/Deferred Maintenance Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/ Letter of Credit
133	Engineering/Deferred Maintenance Escrow - LoC Counterparty	Letter of Credit
134	Environmental Escrow	Note/Mortgage/Closing Statement/Loan Agreement
135	Environmental Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/ Letter of Credit
136	Environmental Escrow - LoC Counterparty	Letter of Credit
137	Springing Environmental Escrow Description	Note/Mortgage/Loan Agreement
138	Tax Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout
139	Tax Escrow (Monthly)	Closing Statement/Servicing Statement or Printout

Appendix A

Number	Characteristic on Data File	Source Document
140	Tax Escrow - Cash or LoC	Letter of Credit
141	Tax Escrow - LoC Counterparty	Closing Statement/Loan Agreement/Servicing Statement or Printout /Letter of Credit
142	Springing Tax Escrow Description	Note/Mortgage/Loan Agreement
143	Insurance Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout
144	Insurance Escrow (Monthly)	Closing Statement/Servicing Statement or Printout
145	Insurance Escrow - Cash or LoC	Closing Statement/Loan Agreement/Servicing Statement or Printout /Letter of Credit
146	Insurance Escrow - LoC Counterparty	Letter of Credit
147	Springing Insurance Escrow Description	Note/Mortgage/Loan Agreement
148	Replacement Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
149	Replacement Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
150	Replacement Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
151	Replacement Reserve- Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
152	Replacement Reserve - LoC Counterparty	Letter of Credit
153	Springing Replacement Reserve Description	Note/Mortgage/Loan Agreement
154	TI/LC Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
155	TI/LC Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
156	TI/LC Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
157	TI/LC Reserve- Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
158	TI/LC Reserve - LoC Counterparty	Letter of Credit
159	Springing TI/LC Reserve Description	Note/Mortgage/Loan Agreement
160	Debt Service Escrow (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
161	Debt Service Escrow (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
162	Debt Service Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
163	Debt Service Escrow - LoC Counterparty	Letter of Credit
164	Other Escrow I Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement
165	Other Escrow I (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
166	Other Escrow I (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
167	Other Escrow I Cap	Note/Mortgage/Closing Statement/Loan Agreement
168	Other Escrow I Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
169	Other Escrow I - LoC Counterparty	Letter of Credit
170	Springing Other Escrow I Reserve Description	Note/Mortgage/Loan Agreement
171	Other Escrow II Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement
172	Other Escrow II (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
173	Other Escrow II (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
174	Other Escrow II Cap	Note/Mortgage/Closing Statement/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
175	Other Escrow II Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
176	Other Escrow II - LoC Counterparty	Letter of Credit
177	Springing Other Escrow II Reserve Description	Note/Mortgage/Loan Agreement
178	Pari Passu Debt (Y/N)	Note/Mortgage/Loan Agreement
179	Total Pari Passu Cut-Off Date Balance	Calculation –see procedure below
180	Trust Component % of Pari Passu	Calculation –see procedure below
181	Existing Subordinate Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
182	Existing Subordinate Secured Debt In Trust (Y/N)	None - Mortgage Loan Seller Provided
183	Subordinate Secured Debt Description	Note/Mortgage/Loan Agreement
184	Subordinate Secured Debt Original Balance	Subordinate Note/Subordinate Loan Agreement
185	Subordinate Secured Debt Cut-Off Date Principal Balance	Subordinate Note/Subordinate Loan Agreement
186	Whole Loan Cut-Off Date Balance	Calculation –see procedure below
187	Whole Loan Debt Service	Calculation –see procedure below
188	Whole Loan Cut-Off Date LTV Ratio	Calculation –see procedure below
189	Whole Loan UW NOI DSCR	Calculation –see procedure below
190	Whole Loan UW NCF DSCR	Calculation –see procedure below
191	Whole Loan Cut-Off Date UW NOI Debt Yield	Calculation –see procedure below
192	Whole Loan Cut-Off Date UW NCF Debt Yield	Calculation –see procedure below
193	Existing Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
194	Existing Mezzanine Debt In Trust (Y/N)	None - Mortgage Loan Seller Provided
195	Mezzanine Debt Original Balance	Subordinate Note/Subordinate Loan Agreement
196	Mezzanine Debt Cut-off Date Balance	Calculation –see procedure below
197	Existing Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
198	Unsecured Debt Original Balance	Subordinate Note/Subordinate Loan Agreement
199	Unsecured Debt Cut-off Date Principal Balance	Subordinate Note/Subordinate Loan Agreement
200	Additional Debt - Debt Service	Calculation –see procedure below
201	Additional Debt - Loan Type	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
202	Additional Debt - Mortgage Rate	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
203	Additional Debt - Mortgage Rate Cap	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
204	Additional Debt - Mortgage Rate Floor	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
205	Additional Debt - Interest Accrual Basis	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
206	Additional Debt - Balloon Payment	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
207	Additional Debt - Amortization Term (Original)	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement

Appendix A

Number	Characteristic on Data File	Source Document
208	Additional Debt - Amortization Term (Remaining)	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
209	Additional Debt - Loan Term (Original)	Calculation –see procedure below
210	Additional Debt - Loan Term (Remaining)	Calculation –see procedure below
211	Additional Debt - IO Period	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
212	Additional Debt – Seasoning	Calculation –see procedure below
213	Additional Debt - Loan Amortization Type	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
214	Additional Debt - ARD Loan (Y/N)	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
215	Additional Debt - ARD Mortgage Rate After ARD	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
216	Additional Debt - Hyper-Amortization Commencement Date	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
217	Additional Debt - Maturity Date or Anticipated Repayment Date	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
218	Additional Debt - ARD Loan Maturity Date	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
219	Additional Debt - # Extension Options	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
220	Additional Debt - Fully Extended Maturity Date	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
221	Additional Debt – Holdback	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
222	Future Secured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
223	Conditions for Future Secured Debt	Note/Mortgage/Loan Agreement
224	Lender Consent Required for Future Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
225	Future Mezzanine Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
226	Conditions for Future Mezzanine Debt	Note/Mortgage/Loan Agreement
227	Lender Consent Required for Future Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
228	Future Unsecured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
229	Conditions for Future Unsecured Debt	Note/Mortgage/Loan Agreement
230	Lender Consent Required for Future Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
231	Engineering Report Date	Engineering Report
232	Environmental Report Date (Phase I)	Phase I Report
233	Environmental Report Date (Phase II)	Phase II Report
234	Environmental Insurance (Y/N)	Environmental Insurance Certificates/ Environmental Insurance Summaries
235	Seismic Report Date	Seismic Report
236	Seismic PML %	Seismic Report
237	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Note/Mortgage/Loan Agreement/Insurance Certificates/Insurance Summaries
238	Zoning Compliance	Zoning Report/Appraisal Report

Appendix A

Number	Characteristic on Data File	Source Document
239	If Zoning Compliance = LNC or NC, O&L Insurance in Place? (Y/N/NA)	Insurance Certificates/Insurance Summaries
240	Terrorism Insurance (Y/N)	Insurance Certificates/Insurance Summaries
241	Terrorism Insurance Limit - Description	Insurance Certificates/Insurance Summaries
242	Master Lease (Y/N)	Master Lease/Loan Agreement
243	Owner Occupied (Y/N)	Borrower Rent Roll/UW Rent Roll
244	Top 5: Gym Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
245	Top 5: Movie Theater (Y/N)	Borrower Rent Roll/UW Rent Roll
246	50% NRA Roll-Term (Y/N)	Borrower Rent Roll/UW Rent Roll
247	25% NRA Roll-Year (Y/N)	Borrower Rent Roll/UW Rent Roll
248	Top 5: Dark Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
249	Top 5: Restaurant (Y/N)	Borrower Rent Roll/UW Rent Roll
250	Single-Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
251	Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
252	Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
253	Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
254	2nd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
255	2nd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
256	2nd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
257	3rd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
258	3rd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
259	3rd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
260	4th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
261	4th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
262	4th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
263	5th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
264	5th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
265	5th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
266	Grace Period Balloon (days)	Note/Mortgage/Loan Agreement
267	Holdback	Note/Mortgage/Loan Agreement
268	LTV Adjusted (Y/N)	None - Mortgage Loan Seller Provided
269	LTV Adjustment Amount	None - Mortgage Loan Seller Provided
270	UW DSCRs Adjusted (Y/N)	None - Mortgage Loan Seller Provided
271	UW DSCR Adjustment Amount	None - Mortgage Loan Seller Provided
272	UW DYs Adjusted (Y/N)	None - Mortgage Loan Seller Provided
273	UW DY Adjustment Amount	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
274	Affiliated Sponsor (Y/N)	None - Mortgage Loan Seller Provided
275	Sponsor	None - Mortgage Loan Seller Provided
276	Principals (Individuals)	None - Mortgage Loan Seller Provided
277	Loan Purpose (Acquisition, Refinance)	None - Mortgage Loan Seller Provided
278	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided
279	Scheduled Interest Amount	Calculation –see procedure below
280	Scheduled Principal Amount	Calculation –see procedure below
281	Periodic Principal and Interest Payment Securitization Amount	Calculation –see procedure below
282	Total Scheduled Principal Interest Due Amount	Calculation –see procedure below
283	Prepayment Lockout End Date	Note/Mortgage/Loan Agreement
284	Yield Maintenance End Date	Note/Mortgage/Loan Agreement
285	Prepayment Premiums End Date	Note/Mortgage/Loan Agreement
286	Defeasance Option Start Date	Note/Mortgage/Loan Agreement
287	Defeased Status Code	None - Mortgage Loan Seller Provided
288	Valuation Source Securitization Code	Appraisal Report
289	Asset Type Number	None - Mortgage Loan Seller Provided
290	Group ID	None - Mortgage Loan Seller Provided
291	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
292	Reporting Period End Date	None - Mortgage Loan Seller Provided
293	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
294	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
295	Underwriting Indicator	None - Mortgage Loan Seller Provided
296	Lien Position Securitization Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
297	Loan Structure Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
298	Payment Type Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
299	Payment Frequency Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
300	Interest Only Indicator	Loan Agreement
301	Balloon Indicator	Loan Agreement
302	Prepayment Premium Indicator	Loan Agreement
303	Negative Amortization Indicator	Loan Agreement
304	Modified Indicator	None - Mortgage Loan Seller Provided
305	Arm Index Code	None - Mortgage Loan Seller Provided
306	First Rate Adjustment Date	None - Mortgage Loan Seller Provided
307	First Payment Adjustment Date	None - Mortgage Loan Seller Provided
308	ARM Margin Number	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
309	Lifetime Rate Cap Percentage	None - Mortgage Loan Seller Provided
310	Lifetime Rate Floor Percentage	None - Mortgage Loan Seller Provided
311	Periodic Rate Increase Limit Percentage	None - Mortgage Loan Seller Provided
312	Periodic Rate Decrease Limit Percentage	None - Mortgage Loan Seller Provided
313	Periodic Payment Adjustment Maximum Amount	None - Mortgage Loan Seller Provided
314	Periodic Payment Adjustment Maximum Percent	None - Mortgage Loan Seller Provided
315	Rate Reset Frequency Code	None - Mortgage Loan Seller Provided
316	Payment Reset Frequency Code	None - Mortgage Loan Seller Provided
317	Index Lookback Days Number	None - Mortgage Loan Seller Provided
318	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
319	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided
320	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
321	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
322	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
323	Property Type Code	Appraisal Report/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
324	Net Rentable Square Feet Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
325	Net Rentable Square Feet Securitization Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
326	Units Beds Rooms Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
327	Units Beds Rooms Securitization Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
328	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
329	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
330	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
331	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
332	Property Status Code	None - Mortgage Loan Seller Provided
333	AL_Largest Tenant	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
334	Lease Expiration Largest Tenant Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
335	AL_Second Largest Tenant	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
336	Lease Expiration Second Largest Tenant Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
337	AL_Third Largest Tenant	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
338	Lease Expiration Third Largest Tenant Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
339	Financials Securitization Date	Electronic Underwriting File
340	Most Recent Financials Start Date	None - Mortgage Loan Seller Provided
341	Most Recent Financials End Date	None - Mortgage Loan Seller Provided
342	Most Recent Net Cash Flow Amount	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
343	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
344	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
345	Most Recent Debt Service Amount	None - Mortgage Loan Seller Provided
346	Most Recent Debt Service Coverage Net Operating Income Percentage	None - Mortgage Loan Seller Provided
347	Most Recent Debt Service Coverage Net Cash Flow Percentage	None - Mortgage Loan Seller Provided
348	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
349	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
350	Asset Added Indicator	None - Mortgage Loan Seller Provided
351	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
352	Report Period Beginning Schedule Loan Balance Amount	Calculation –see procedure below
353	Report Period End Actual Balance Amount	Calculation –see procedure below
354	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
355	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
356	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
357	Hyper Amortizing Date	None - Mortgage Loan Seller Provided
358	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
359	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
360	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
361	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
362	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
363	Payment Status Loan Code	None - Mortgage Loan Seller Provided
364	Arm Index Rate Percentage	None - Mortgage Loan Seller Provided
365	Next Interest Rate Percentage	None - Mortgage Loan Seller Provided
366	Next Interest Rate Change Adjustment Date	None - Mortgage Loan Seller Provided
367	Next Payment Adjustment Date	None - Mortgage Loan Seller Provided
368	Primary Servicer Name	None - Mortgage Loan Seller Provided
369	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
370	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
371	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
372	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
373	Repurchase Amount	None - Mortgage Loan Seller Provided
374	Demand Resolution Date	None - Mortgage Loan Seller Provided
375	Repurchaser Name	None - Mortgage Loan Seller Provided
376	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
377	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
378	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
379	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
380	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
381	Workout Strategy Code	None - Mortgage Loan Seller Provided
382	Last Modification Date	None - Mortgage Loan Seller Provided
383	Modification Code	None - Mortgage Loan Seller Provided
384	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
385	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
386	Post Modification Maturity Date	None - Mortgage Loan Seller Provided

Appendix A

Calculation Procedures

With respect to Characteristic 24, (i) we recomputed the Monthly Debt Service Amount as one twelfth of the product of (1) Original Balance, (2) Mortgage Rate and (3) a fraction equal to 366/360 for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD,” as applicable, and (ii) we compared the Monthly Debt Service Amount to the corresponding information set forth on the Note/Mortgage/Loan Agreement for those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” “Fully Amortizing,” “Interest-only, Amortizing Balloon,” “Amortizing ARD” or “Interest-only, Amortizing ARD,” as applicable.

With respect to Characteristic 30, we recomputed the Cut-Off Date Balance - Loan Level, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Monthly Debt Service Amount, Original Balance and the Payment Due Date in May 2019 (the “Cut-off Date” as stipulated by representatives of the Company). At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance – Loan Level differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 31, we recomputed the Cut-Off Date Balance - Property Level, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Property Level Monthly Debt Service Amount (as defined below), the Property Level Original Balance (as defined below) and the Cut-off Date. At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance – Property Level differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

For purposes of Characteristic 31:

•	Property Level Monthly Debt Service Amount shall mean the product of (a) the Monthly Debt Service Amount of the related Mortgage Loan and (b) the quotient of (i) the Property Level Original Balance (as defined below) over (ii) the Original Balance of the related Mortgage Loan.

•	Property Level Original Balance shall mean either (a) the original balance of the respective mortgaged property as set forth on the Note/Mortgage/Loan Agreement or (b) to the extent the original balance of the respective mortgaged property is not stated on the related Note/Mortgage/Loan Agreement, the product of (i) the Original Balance of the related Mortgage Loan and (ii) the Property Level Share (as defined below).

•	Property Level Share shall mean the quotient of (a) the As-Is Appraised Value of the respective mortgaged property over (b) the aggregate As-Is Appraised Value of all mortgaged properties for the respective Mortgage Loan. With respect to the Mortgaged Properties identified on the Data File as “Lofts at 221” and “Lofts at 60,” we were instructed by representatives of the related Mortgage Loan Seller to compute the Property Level Share as the quotient of (a) the No. of Units of the respective mortgaged property over (b) the aggregate No. of Units of both mortgaged properties.

With respect to Characteristic 32, we recomputed the Cut-off Date Balance Per Unit/SF by dividing the (i) Cut-off Date Balance - Loan Level by (ii) No. of Units. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance - Loan Level and aggregate No. of Units of the related cross collateralized loans. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 33, we recomputed the Balloon Payment, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period

Appendix A

(if applicable), Maturity Date or Anticipated Repayment Date, Monthly Debt Service Amount and Original Balance. With respect to the Mortgage Loan identified on the Data File as “Goodyear Portfolio,” we recomputed the Balloon Payment as the product of the Trust Component % of Pari Passu and the ending principal balance as of the maturity date, as set forth in the Loan Agreement. At the request of representatives of the respective Mortgage Loan Sellers, Balloon Payment differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 38, we recomputed the Amortization Term (Original) using the Mortgage Rate, Original Balance, Monthly Debt Service Amount and a 30/360 Interest Accrual Basis. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

With respect to Characteristic 39, we recomputed the Amortization Term (Remaining) by subtracting the Seasoning from the Amortization Term (Original). With respect to those Mortgage Loans with a Loan Amortization Type of “Interest-only, Amortizing Balloon” or “Interest-only, Amortizing ARD,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the IO Period. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

With respect to Characteristic 40, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 41, we recomputed the Loan Term (Remaining) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 43, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 56, we recomputed the Original LTV by dividing the (i) Original Balance by (ii) As-Is Appraised Value. With respect to the Mortgage Loans identified on the Data File as (i) “River’s Edge Apartments,” “Shamrock Village,” “24 Hour Fitness - Texas,” “Woodlands Centre,” “Sierra Center Office Building” and “Best Western Plus Spartanburg,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Stabilized Appraised Value and (ii) “839 Broadway,” “River’s Edge Apartments,” “Centrepointe Business Park” and “Mary’s Vineyard Shopping Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the difference between the Original Balance and Holdback. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Original Balance and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Original Balance and (2) the original balance of the related pari passu companion loan(s) (as set forth on the Loan Agreement).

With respect to Characteristic 57, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Cut-off Date Balance - Loan Level by (ii) As-Is Appraised Value. With respect to the Mortgage Loans identified on the Data File as (I) “River’s Edge Apartments,” “Shamrock Village,” “24 Hour Fitness - Texas,” “Woodlands Centre,” “Sierra Center Office Building” and “Best Western Plus Spartanburg,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Stabilized Appraised Value and (II) “839 Broadway,” “River’s Edge Apartments,” “Centrepointe Business Park” and “Mary’s Vineyard Shopping Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the difference between the Cut-

Appendix A

off Date Balance - Loan Level and Holdback. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance - Loan Level and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 58, we recomputed the LTV Ratio at Maturity or ARD by dividing the (i) Balloon Payment by (ii) As-Is Appraised Value. With respect to the Mortgage Loans identified on the Data File as (I) “River’s Edge Apartments,” “Shamrock Village,” “24 Hour Fitness - Texas,” “Woodlands Centre,” “Sierra Center Office Building” and “Best Western Plus Spartanburg,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Stabilized Appraised Value and (II) “839 Broadway,” “River’s Edge Apartments,” “Centrepointe Business Park” and “Mary’s Vineyard Shopping Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the difference between the Balloon Payment and Holdback. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Balloon Payment and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Balloon Payment and (2) the balloon payment of the related pari passu companion loan(s) (as recalculated herein). Assuming, at your request, no prepayment of principal, we computed the balloon payment of the related pari passu companion loan(s) using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable) and Maturity Date or Anticipated Repayment Date and original balance of the related pari passu companion loan(s) (each as set forth on the Loan Agreement) and the monthly debt service amount of the related pari passu companion loan (s) (as derived from the Loan Agreement).

With respect to Characteristic 59, we recomputed the UW NOI DSCR by dividing the (i) UW NOI by (ii) the annualized Monthly Debt Service Amount. With respect to the Mortgage Loans identified on the Data File as (I) “839 Broadway,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with an assumed monthly debt service computed as the product of (1) Original Balance minus Holdback, (2) Mortgage Rate and (3) a fraction equal to 366/360 and (II) “River’s Edge Apartments,” “Centrepointe Business Park” and “Mary’s Vineyard Shopping Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with an assumed annualized monthly debt service amount computed using the Mortgage Rate, Amortization Term (Original), the difference between the Original Balance and Holdback and a 30/360 interest accrual basis. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 60, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) the annualized Monthly Debt Service Amount. With respect to the Mortgage Loans identified on the Data File as (I) “839 Broadway,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with an assumed annualized monthly debt service computed as the product of (1) Original Balance minus Holdback, (2) Mortgage Rate and (3) a fraction equal to 366/360 and (II) “River’s Edge Apartments,” “Centrepointe Business Park” and “Mary’s Vineyard Shopping Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with an assumed annualized monthly debt service amount computed using the

Appendix A

Mortgage Rate, Amortization Term (Original), the difference between the Original Balance and Holdback and a 30/360 interest accrual basis. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 61, we recomputed the Cut-off Date UW NOI Debt Yield by dividing the (i) UW NOI by (ii) Cut-off Date Balance - Loan Level. With respect to the Mortgage Loans identified on the Data File as “The Block Northway,” “839 Broadway,” “River’s Edge Apartments,” “Centrepointe Business Park,” and “Mary’s Vineyard Shopping Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the difference between the Cut-off Date Balance - Loan Level and Holdback. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Cut-off Date Balance - Loan Level of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 62, we recomputed the Cut-off Date UW NCF Debt Yield by dividing the (i) UW NCF by (ii) Cut-off Date Balance - Loan Level. With respect to the Mortgage Loans identified on the Data File as “The Block Northway,” “839 Broadway,” “River’s Edge Apartments,” “Centrepointe Business Park,” and “Mary’s Vineyard Shopping Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the difference between the Cut-off Date Balance - Loan Level and Holdback. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Cut-off Date Balance - Loan Level of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 179, we recomputed the Total Pari Passu Cut-Off Date Balance, assuming, at your request, no prepayments of principal, using the (i) First Payment Date, (ii) Interest Accrual Basis, (iii) Mortgage Rate, (iv) IO Period (if applicable), (v) sum of the (1) Monthly Debt Service Amount and (2) monthly debt service amount of the related pari passu companion loan(s) (as set forth on the Loan Agreement), (vi) sum of the (1) Original Balance and (2) original balance of the related pari passu companion loan(s) (as set forth on the Loan Agreement) and (vii) Cut-off Date. At the request of representatives of the respective Mortgage Loan Seller, Total Pari Passu Cut-Off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. No procedure was performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 180, we recomputed the Trust Component % of Pari Passu by dividing the (i) Cut-Off Date Balance - Loan Level by (ii) Total Pari Passu Cut-Off Date Balance. No procedure was performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 186, we recomputed the Whole Loan Cut-Off Date Balance as the sum of the (i) Cut-Off Date Balance – Loan Level and (ii) Subordinate Secured Debt Cut-off Date Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause

Appendix A

(i) of this procedure with the Total Pari Passu Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 187, we recomputed the Whole Loan Debt Service as the sum of (i) the Monthly Debt Service Amount, (ii) the Additional Debt - Debt Service and (iii) with respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), the monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement). This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 188, we recomputed the Whole Loan Cut-Off Date LTV Ratio by dividing the Whole Loan Cut-off Date Balance by As-Is Appraised Value. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 189, we recomputed the Whole Loan UW NOI DSCR by dividing the (i) UW NOI by (ii) the annualized Whole Loan Debt Service. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 190, we recomputed the Whole Loan UW NCF DSCR by dividing the (i) UW NCF by (ii) the annualized Whole Loan Debt Service. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 191, we recomputed the Whole Loan Cut-off Date UW NOI Debt Yield by dividing the UW NOI by the Whole Loan Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 192, we recomputed the Whole Loan Cut-off Date UW NCF Debt Yield by dividing the UW NCF by the Whole Loan Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 196, assuming, at your request, no prepayments of principal, we recomputed the Mezzanine Debt Cut-off Date Balance using the additional debt first payment date (as set forth on or derived from the Subordinate Note or Subordinate Loan Agreement), Additional Debt - IO Period, Additional Debt - Debt Service, Mezzanine Debt Original Balance, Additional Debt - Interest Accrual Basis, Additional Debt - Mortgage Rate and the Cut-off Date. With respect to partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date or full term interest-only mezzanine or subordinate unsecured debt (if any), the Mezzanine Debt Cut-off Date Balance was set to equal the Mezzanine Debt Original Balance. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. With respect to the Mortgage Loan identified on the Data File as “24 Commerce Street,” we were instructed by representatives of the Company to compare the Mezzanine Debt Cut-off Date Balance to the ending balance, as of the Cut-Off Date, set forth in the Subordinate Loan Agreement. At the request of representatives of the respective Mortgage Loan Seller, Mezzanine Debt Cut-off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 200, we recomputed the Additional Debt - Debt Service as one twelfth of the product of (i) the Subordinate Secured Debt Original Balance or Mezzanine Debt Original Balance, as applicable, (ii) the related Additional Debt - Mortgage Rate and (iii) a fraction equal to 366/360. With respect to the Mortgage Loans identified on the Data File as “Goodyear Portfolio” and “24 Commerce Street,” we recomputed the Additional Debt - Debt Service as the average of 12 monthly payments

Appendix A

following the Cut-Off Date, set forth in the Subordinate Loan Agreement. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 209, we recomputed the Additional Debt – Loan Term (Original) by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 210, we recomputed the Additional Debt – Loan Term (Remaining) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 212, we recomputed the Additional Debt – Seasoning by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Cut-off Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 279, we recomputed the Scheduled Interest Amount as the product of (i) Report Period Beginning Schedule Loan Balance Amount, (ii) the Mortgage Rate, (iii) the number of calendar days from and inclusive of the Payment Due Date occurring one month prior to the Cut-off Date to and exclusive of the Cut-off Date and (iv) a fraction equal to 1/360. With respect to those Mortgage Loans with a First Payment Date occurring after the Cut-off Date, we were instructed by representatives of the Company to replace the results of this procedure with “$0.”

With respect to Characteristic 280, we recomputed the Scheduled Principal Amount by subtracting the Scheduled Interest Amount from the Monthly Debt Service Amount. This procedure was only performed for those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” “Fully Amortizing” or “Amortizing ARD.” With respect to those Mortgage Loans with a First Payment Date occurring after the Cut-off Date, we were instructed by representatives of the Company to replace the results of this procedure with “$0.”

With respect to Characteristic 281, we recomputed the Periodic Principal and Interest Payment Securitization Amount as (i) the product of (1) the Cut-Off Date Balance – Loan Level, (2) the Mortgage Rate, (3) the number of calendar days from and inclusive the Cut-off Date to and exclusive of the Payment Due Date occurring one month after the Cut-off Date and (4) a fraction equal to 1/360 for those Mortgage Loans with a Seasoning equal to zero and (ii) the product of (1) the Report Period Beginning Schedule Loan Balance Amount, (2) the Mortgage Rate, (3) the number of calendar days from and inclusive of the Payment Due Date occurring one month prior to the Cut-off Date to and exclusive of the Cut-off Date and (4) a fraction equal to 1/360 for those Mortgage Loans with a Seasoning greater than zero. With respect to those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” “Fully Amortizing,” or “Amortizing ARD,” we compared the Periodic Principal and Interest Payment Securitization Amount to the Monthly Debt Service Amount.

With respect to Characteristic 282, we recomputed the Total Scheduled Principal Interest Due Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Mortgage Rate, (iii) the number of calendar days from and inclusive of Payment Due Date occurring one month prior to the Cut-off Date to and exclusive of the Cut-off Date and (iv) a fraction equal to 1/360 for those Mortgage Loans with a Seasoning greater than zero. With respect to those Mortgage Loans with a Loan

Appendix A

Amortization Type of “Amortizing Balloon,” “Fully Amortizing” or “Amortizing ARD” and a Seasoning greater than zero, we compared the Total Scheduled Principal Interest Due Amount to the Monthly Debt Service Amount. With respect to those Mortgage Loans with a Seasoning equal to zero, we were instructed by representatives of the Company to set the Total Scheduled Principal Interest Due Amount to “$0.”

With respect to Characteristic 352, we recomputed the Report Period Beginning Schedule Loan Balance Amount, assuming, at your request, no prepayment of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Monthly Debt Service Amount, Original Balance and the Payment Due Date occurring one month prior to the Cut-off Date. With respect to those Mortgage Loans with a First Payment Date occurring on or after the Cut-off Date, we were instructed by representatives of the Company to compare the Report Period Beginning Schedule Loan Balance Amount to the Original Balance.

With respect to Characteristic 353, we compared the Report Period End Actual Balance Amount to the Cut-Off Date Balance – Loan Level.

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The Appraisal Report, Engineering Report, Capital Expenditure Schedule, Insurance Confirmation, USPS.com, Phase I Report, Phase II Report, Borrower Rent Roll, UW Rent Roll, Lease Estoppel, Borrower Financial Certificate, Property Survey, Extension Agreement, Note, Draft Note, Note Splitter, Mortgage, Loan Agreement, Draft Loan Agreement, Deed of Trust, Electronic Underwriting File, Title Policy, Assignment of Mortgage, Ground Lease, Ground Lease Abstract, Tenants in Common Agreement, Attorney Opinion Letter, Cash Management Agreement, Lockbox Agreement, Management Agreement, Indemnification Agreement, Guaranty, Closing Statement, Servicing Statement or Printout, Letter of Credit, Insurance Certificates, Insurance Summaries, Master Lease, Seismic Report, Zoning Report, subordinate and/or mezzanine promissory note (collectively, the “Subordinate Note”), subordinate and/or mezzanine loan agreement (collectively, the “Subordinate Loan Agreement”), Subordination Agreement, Environmental Insurance Certificates, Environmental Insurance Summaries, EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 and any other related documents or correspondences that were provided to us by representatives of the Mortgage Loan Sellers in support of the Characteristics in this Appendix A are collectively referred to as the “Source Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations as to the accuracy or completeness of any of the information contained therein. In certain instances, our comparisons and recalculations were made using photocopies or faxed copies of the Source Documents. In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans.